Cash generated by operating activities (Tables)	12 Months Ended
Jun. 30, 2025
Cash generated by operating activities
Schedule of cash generated by operating activities

		2025	2024	2023
for the year ended 30 June	Note	Rm	Rm	Rm
Cash flow from operations	27	46 527	57 162	56 587
Decrease/(increase) in working capital	24	1 276	(4 841)	8 050
		47 803	52 321	64 637